Shareholders' Equity (Details) - Schedule of RSU’s activity - RSUs [Member]	12 Months Ended
Dec. 31, 2022 shares
Shareholders' Equity (Details) - Schedule of RSU’s activity [Line Items]
Unvested at beginning of year	684,666
Granted	827,504
Vested	(295,108)
Forfeited	(166,723)
Unvested at the end of the year	1,050,339